Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (128,291)	$ (78,502)
Adjustments to reconcile net loss to net cash used in operating activities:
Acquired in-process research and development	3,500	10,000
Stock-based compensation	18,806	10,089
Depreciation and amortization	2,197	2,178
Non-cash lease expense	468	397
Loss (gain) on disposal of property and equipment	46	(2)
Loss on extinguishment of debt		2,311
Accretion and non-cash interest expense	14,644	6,093
Changes in operating assets and liabilities:
Accounts receivable, net	1,342	956
Inventory	(241)
Prepaid expenses and other current assets	(1,881)	(798)
Other noncurrent assets	(10,631)	20
Accounts payable	2,330	(1,152)
Accrued expenses and other current liabilities	5,259	7,746
Operating lease liabilities	(970)	(900)
Net cash used in operating activities	(93,422)	(41,564)
Investing activities
Purchase of in-process research and development	(3,500)	(10,000)
Purchases of property, plant and equipment	(4,949)	(1,290)
Proceeds from the sale of property, plant and equipment	8	2
Net cash used in investing activities	(8,441)	(11,288)
Financing activities
Proceeds from revenue interest financing, net	57,460	41,744
Principal payments on long-term debt	(4,853)	(21,654)
Payments for debt prepayment and extinguishment costs		(2,190)
Principal payments on finance leases	(107)	(181)
Receipts from litigation financing	593	113
Proceeds from sale of common stock, net of issuance costs	138,551	24,238
Proceeds from issuance of common stock under stock incentive plans	3,019	1,178
Net cash provided by financing activities	194,663	43,248
Net increase (decrease) in cash and cash equivalents	92,800	(9,604)
Cash and cash equivalents, beginning of period	83,679	93,283
Cash and cash equivalents, end of period	176,479	83,679
Supplemental disclosure of cash flow information
Cash paid for interest		360
Cash paid for operating lease liabilities	1,322	1,283
Offering costs incurred, but not paid included in accrued expenses		132
Non-cash increase in right-of-use assets due to remeasurement of lease liabilities	4,577
Non-cash increase in property, plant and equipment through accounts payable	210	239
Non-cash increase in indemnification asset through accounts payable	$ 753	$ 112